Employee benefits - Narrative (Details)	12 Months Ended
	Sep. 30, 2020 CAD ($) plan	Sep. 30, 2019 CAD ($)
Disclosure of defined benefit plans [line items]
Deficit in plan	$ 139,320,000	$ 96,589,000
Administration expenses paid from the plan	1,247,000	1,848,000
Annual contributions	7,903,000
Pension cost for defined contribution plans	228,998,000	221,063,000
Deferred compensation plan liabilities	82,221,000	63,838,000
Deferred compensation plan assets	$ 73,156,000	62,627,000
U.K.
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan	3
Deficit in plan	$ (85,509,000)	(96,227,000)
Annual contributions	1,657,000
Other
Disclosure of defined benefit plans [line items]
Deficit in plan	49,755,000	46,273,000
Annual contributions	6,246,000
U.S.
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	72,743,000	62,247,000
CMG U.K. Pension Scheme
Disclosure of defined benefit plans [line items]
Deficit in plan	26,546,000
Contributions to plan by employer	12,432,000
Administration expenses paid from the plan	$ 1,279,000
CMG U.K. Pension Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	70.00%
Logica U.K. Pension & Life Assurance Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	15.00%
Bond investments, target allocation percentage of plan assets	85.00%
Logica Defined Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Contributions to plan by employer	$ 344,200
Logica Defined Benefit Pension Plan | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	30.00%
Bond investments, target allocation percentage of plan assets	70.00%
Alecta multi-employer plan
Disclosure of defined benefit plans [line items]
Annual contributions	$ 25,709,000
Pension cost for defined contribution plans	$ 30,269,000	$ 32,512,000
Proportion of total contributions to the plan	0.40%
Proportion of total number of active members in the plan	0.50%
Collective funding solvency percentage	144.00%	142.00%
Alecta multi-employer plan | Minimum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	125.00%
Alecta multi-employer plan | Maximum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	175.00%